Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Accumulated other comprehensive loss [Member]
Beginning balance at Dec. 31, 2023	$ 883,313	$ 741	$ 3,166,012	$ (2,259,694)		$ (23,746)
Net loss / (income)	3,056			3,056
Gain (loss) on foreign currency translation, net of tax of $0	(7,612)					(7,612)
Shared based compensation	9,149		9,149
Restricted stock units issued		1	(1)
Common shares repurchased	(14,000)				$ (14,000)
Ending balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Beginning balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)		(23,746)
Net loss / (income)	1,626
Gain (loss) on foreign currency translation, net of tax of $0	(13,667)
Ending balance at Jun. 30, 2024	862,853	749	3,182,585	(2,258,068)	(25,000)	(37,413)
Beginning balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Net loss / (income)	(1,430)			(1,430)
Gain (loss) on foreign currency translation, net of tax of $0	(6,055)					(6,055)
Shared based compensation	5,589		5,589
Restricted stock units issued		7	(7)
Capital contribution	1,843		1,843
Common shares repurchased	(11,000)				(11,000)
Ending balance at Jun. 30, 2024	862,853	749	3,182,585	(2,258,068)	(25,000)	(37,413)
Beginning balance at Dec. 31, 2024	879,261	750	3,199,119	(2,237,534)	(42,586)	(40,488)
Net loss / (income)	(19,472)			(19,472)
Gain (loss) on foreign currency translation, net of tax of $0	4,076					4,076
Shared based compensation	7,624		7,624
Restricted stock units issued		1	(1)
Common shares repurchased	(9,998)				(9,998)
Common shares reissued	394		49		345
Ending balance at Mar. 31, 2025	861,885	751	3,206,791	(2,257,006)	(52,239)	(36,412)
Beginning balance at Dec. 31, 2024	879,261	750	3,199,119	(2,237,534)	(42,586)	(40,488)
Net loss / (income)	(69,604)
Gain (loss) on foreign currency translation, net of tax of $0	18,731
Ending balance at Jun. 30, 2025	806,918	762	3,206,887	(2,307,138)	(71,836)	(21,757)
Beginning balance at Mar. 31, 2025	861,885	751	3,206,791	(2,257,006)	(52,239)	(36,412)
Net loss / (income)	(50,132)			(50,132)
Gain (loss) on foreign currency translation, net of tax of $0	14,655					14,655
Shared based compensation	140		140
Restricted stock units issued		11	(11)
Common shares repurchased	(20,000)				(20,000)
Common shares reissued	370		(33)		403
Ending balance at Jun. 30, 2025	$ 806,918	$ 762	$ 3,206,887	$ (2,307,138)	$ (71,836)	$ (21,757)